Income Taxes - Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred stock-based compensation		$ 232	$ 0
Net operating loss carryforward		4,350	0
Other		30	0
Total deferred tax assets		4,612	0
Less: Valuation allowance	$ (2,900)	(2,912)	0
Net deferred tax assets		1,700	0
Deferred tax liabilities:
Investment in Rosehill Operating		(1,700)	0
State deferred tax liability		(153)	0
Total deferred tax liabilities		(1,853)	0
Net deferred tax liabilities		$ (153)	$ 0